Financial assets at amortized cost	12 Months Ended
Dec. 31, 2024
Financial Assets at Amortized Cost [Abstract]
Financial assets at amortized cost	Financial assets at amortized cost
6.1. Loans and advances to financial institutions

	December 31, 2024	December 31, 2023
Loans and advances to financial institutions	60,235,154	35,782,959
Allowances for ECL	(1,966,742)	(2,135,471)
TOTAL	58,268,412	33,647,488
6.2. Loans and advances to customers

	December 31, 2024	December 31, 2023
Credit Cards	2,052,689,770	1,530,126,592
Notes	1,098,210,199	692,636,024
Loans for the prefinancing and financing of exports	1,003,823,052	333,614,287
Consumer loans	814,048,729	330,607,096
Other financing	810,925,119	451,036,300
Commercial papers	730,263,083	316,217,724
Overdrafts	643,005,825	384,385,683
Real estate mortgage	234,142,459	172,913,557
Pledge loans	178,348,891	96,545,542
Loans to employees	44,164,421	22,361,108
Receivables from financial leases	25,671,951	27,698,842
Documents purchased	920,747	6,566,782
Allowances for ECL	(156,875,852)	(96,775,806)
TOTAL	7,479,338,394	4,267,933,731
The Group holds loans and other financing within a business model whose objective is collecting contractual cash flows.

Loans by Economic Activity
The tables below analyze our loan portfolio (broken down by performing and non-performing) according to the borrowers’ main economic activity as of December 31, 2024 and 2023. Where appropriate, loans to individuals are allocated to the economic activity of the borrower. Loans are stated before deduction of the allowance for loan losses and include loans and advances to all clients.

	December 31, 2024
	Loan portfolio (1)
	Performing	%	Non-performing	%	Total

	(in thousands of pesos, except percentages)
Consumer	3,481,793,760	45.91%	100,087,788	88.72%	3,581,881,548
Other manufacturing	1,119,865,854	14.77%	4,166,912	3.69%	1,124,032,766
Wholesale and retail trade	617,831,686	8.15%	856,509	0.76%	618,688,195
Agricultural and livestock	420,625,247	5.55%	1,148,503	1.02%	421,773,750
Mining products	163,529,011	2.16%	114,636	0.10%	163,643,647
Electricity, oil,water and sanitary services	136,383,301	1.80%	112,455	0.10%	136,495,756
Transport	111,440,083	1.47%	241,771	0.21%	111,681,854
Services	104,280,882	1.37%	505,070	0.45%	104,785,952
Financial sector	60,235,154	0.79%	—	—%	60,235,154
Construction	43,967,749	0.58%	272,767	0.24%	44,240,516
Government services	960,927	0.01%	3,799	0.01%	964,726
Others	1,323,682,150	17.44%	5,308,112	4.70%	1,328,990,262
	7,584,595,804	100.00%	112,818,322	100.00%	7,697,414,126

	December 31, 2023
	Loan portfolio (1)
	Performing	%	Non-performing	%	Total

	(in thousands of pesos, except percentages)
Consumer	2,014,879,775	46.60%	63,137,051	82.35%	2,078,016,826
Other manufacturing	504,469,152	11.67%	6,736,053	8.79%	511,205,205
Wholesale and retail trade	359,287,744	8.31%	572,866	0.75%	359,860,610
Mining products	322,806,208	7.47%	194,249	0.25%	323,000,457
Agricultural and livestock	214,729,088	4.97%	1,310,231	1.71%	216,039,319
Services	81,031,633	1.87%	282,822	0.37%	81,314,455
Transport	72,552,135	1.68%	420,315	0.55%	72,972,450
Financial sector	35,782,960	0.83%	—	—%	35,782,960
Construction	27,733,253	0.64%	587,618	0.77%	28,320,871
Electricity, oil,water and sanitary services	23,655,781	0.55%	5,895	0.01%	23,661,676
Government services	313,391	0.01%	2,818	0.01%	316,209
Others	666,899,454	15.40%	3,418,214	4.44%	670,317,668
	4,324,140,574	100.00%	76,668,132	100.00%	4,400,808,706
(1)Performing: Stage 1 y Stage 2; Non Performing: Stage 3
Receivables from financial leases
The Group as lessor entered into finance lease agreements related to vehicles and machinery and equipment.
The following table shows the total gross investment of the finance leases (leasing) and the present value of the minimum collections to be received thereunder:

	December 31, 2024		December 31, 2023
	Total investment	Present value of minimum lease collections	Total investment	Present value of minimum lease collections
Term
Up to 1 year	15,055,680	5,979,926	19,578,450	5,660,933
From 1 to 2 years	14,495,003	7,487,274	20,197,364	7,955,625
From 2 to 3 years	10,521,814	6,563,738	14,779,283	6,710,041
From 3 to 4 years	3,974,129	2,646,884	7,972,993	4,779,270
From 4 to 5 years	2,659,573	2,220,798	2,848,324	2,592,973
More than 5 years	1,040,932	773,331	—	—

TOTAL	47,747,131	25,671,951	65,376,414	27,698,842
Principal		24,989,716		26,292,421
Interest accrued		682,235		1,406,421
TOTAL		25,671,951		27,698,842
6.3. Reverse repurchase agreements

	December 31, 2024	December 31, 2023
BCRA repos	—	2,618,426,757
Allowances for ECL	—	(2,771,360)
TOTAL	—	2,615,655,397
The fair value of financial assets accepted as collateral that the Group was permitted to sell or repledge in the absence of default was 2,886,702,153 as of December 31, 2023 and BCRA repos had an expiration date of January 2, 2024.
6.4. Debt securities

	December 31, 2024	December 31, 2023
Argentine Treasury Bond in pesos. Maturity 08-23-2025	125,492,302	107,798,424
Argentine Treasury Bond in pesos. Maturity 05-23-2027	24,039,592	70,570,093
Argentine Treasury Bond in pesos at 0.7% Badlar Private Rate. Maturity 11-23-2027	10,372,413	32,167,645
Allowances for ECL	(7,375,737)	(28,000,427)
TOTAL	152,528,570	182,535,735
6.5. Other financial assets

	December 31, 2024	December 31, 2023
Financial assets pledged as collateral (1)	337,967,647	176,041,364
Sundry debtors	144,335,268	107,559,147
Receivable from financial institution for spot transactions pending settlement	64,541,525	2,007,555
Receivables from sale of ownership interest in Prisma Medios de Pago S.A. (2)	34,869,174	88,138,521
Receivable from non-financial institution for spot transactions pending settlement	9,746,206	1,904,520
Others	657,095	276,761
Allowances for ECL	(1,806,480)	(3,089,931)
TOTAL	590,310,435	372,837,937
(1)Special guarantee current accounts opened at the BCRA for transactions related to the automated clearing houses and other similar entities; deposits pledged as collateral for activities related to credit card transactions in the country and abroad, and leases; and trust is composed of dollars in cash.
(2)On October 1, 2021, the Bank, together with the other Class B Shareholders, gave notice of the exercise of the put option and therefore initiated the procedure to sell 49% of the capital stock in the company Prisma Medios de Pago S.A. On March 18, 2022, the transfer of all the remaining shareholding of the Bank in Prisma Medios de Pago S.A. was consummated for a price of US$40,038,122. Such amount will be paid as follows: (i) 30% in Pesos adjustable by CER (UVA) at an annual nominal rate of 15% and (ii) 70% in US Dollars at an annual nominal rate of 10% within a term of six years.